Share-Based Compensation (Details 3) (USD $)	12 Months Ended	3 Months Ended	12 Months Ended				1 Months Ended	3 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013 CVR Energy, Inc CVR Energy LTIP Restricted Shares	Dec. 31, 2012 CVR Energy, Inc CVR Energy LTIP Restricted Shares	Dec. 31, 2011 CVR Energy, Inc CVR Energy LTIP Restricted Shares	Dec. 31, 2010 CVR Energy, Inc CVR Energy LTIP Restricted Shares	May 31, 2012 CVR Energy, Inc CVR Energy LTIP Restricted Shares item	Dec. 31, 2012 CVR Energy, Inc CVR Energy LTIP Restricted stock units	Mar. 31, 2013 CVR Energy, Inc CVR Energy LTIP Restricted stock units	Mar. 31, 2012 CVR Energy, Inc CVR Energy LTIP Restricted stock units	Dec. 31, 2012 CVR Energy, Inc CVR Energy LTIP Restricted stock units Executive officers	Mar. 31, 2013 CVR Energy, Inc CVR Energy LTIP Restricted stock units Mr. Lipinski	Dec. 31, 2012 CVR Energy, Inc CVR Energy LTIP Restricted stock units Mr. Lipinski
Share-Based Compensation
Vesting period		3 years	3 years				3 years			1 year
Offer price per share received as cash settlement on restricted stock awards vested (in dollars per share)						$ 30
Additional share-based compensation as a result of modification of the plan	$ 6,300,000		$ 6,300,000
Number of non-transferable contingent cash payments right for each share						1
Award vesting percentage							33.00%
Number of shares considered for determining cash payment for each award upon vesting							1
Granted (in shares)											62,920	62,920
Compensation expenses			18,500,000	3,300,000	500,000			3,500,000	1,800,000		0	0
Unrecognized compensation cost			$ 13,300,000					$ 12,200,000
Weighted-average period for amortization of unrecognized compensation cost			1 year 1 month 6 days					1 year 25 days